26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions							12 Months Ended
		Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2020	Jan. 02, 2019		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earning per share (in dollars per share)							R$ 1.69
Percentage of net income							5.00%
Share capital							R$ 7,594	R$ 7,294	[1]	R$ 7,294
Number of shares issued			60,000,000	60,000,000			1,518,752,601	1,458,752,601		1,458,752,601
Nominal Value			R$ 5.00	R$ 5.00
Net profit share							R$ 2,704
Unrealized profit reserve		R$ 835					R$ (835)
Mandatory dividends payout percentage							6.00%
NET INCOME FOR THE YEAR		2,864					R$ 2,865	R$ 3,194	[1]	R$ 1,764	[1]
Realization of the deemed cost of PP&E		17
Prior periods adjustments		R$ 212
Incentives tax reserve							18	R$ 18		R$ 9
Profit reserve exceed share capital							1,529
Increase in share capital							174,609,467
Capitalization of profit reserves				R$ 300			R$ 873
Nominal unit value							R$ 5.00
Share bonus percentage				4.11%
Description of allocation of net income		§ R$142 to be held in the Legal Reserve, as established in Brazilian corporate law. § R$1,482 for payment of the mandatory minimum dividends to Company’s holders, as follows: - R$553 in the form of Interest on Equity, to be paid in two equal installments, by June 30, 2021 and by December 31, 2021, to shareholders whose names were on the Company’s Nominal Share Registry on September 22, 2020 and December 23, 2020; - R$929 as dividends of 2020, to be paid by December 31, 2021, to holders whose names are in the Company’s Nominal Share Registry on the date of the AGM. R$1,450 to be held in the Retained earnings reserve, to ensure the Company’s consolidated investments planned for 2021, as per capital budget. § R$18 to be recorded as Incentives Tax reserve, in reference to the tax incentive amounts obtained in 2019 in relation to the investments made in the region of Sudene.
Description of issuance of new shares							Issuance of 174.609.467 new shares (58.366.345 ordinary shares and 116.243.122 preference shares), with nominal unit value of R$5.00.
Bottom Of Range [member]
Number of shares issued							68,621,263
Increase in share capital			R$ 7,294				R$ 7,594
Top of Range [member]
Number of shares issued							303,934,060
Increase in share capital			R$ 7,594				R$ 8,467
Common Shares [member]
Number of shares issued			20,056,076	20,056,076			507,670,289	487,614,213
Nominal Value							R$ 5.00	R$ 5.00
Minimum percentage for multiple vote procedure							5.00%
Minimum percentage right to appoint board member							15.00%
Increase in share capital							R$ 58,366,345
Preferred Shares [member]
Number of shares issued			39,943,924	39,943,924			1,011,082,312	971,138,388		971,138,388
Minimum percentage right to appoint board member							10.00%
Increase in share capital							R$ 58,366,345
Preferred Shares [member] | Bottom Of Range [member]
Dividend paid							R$ 506
Restated [member]
Earning per share (in dollars per share)								R$ 1.89		R$ 1.02
Share capital	[2]				R$ 7,294			R$ 7,294
Unrealized profit reserve										R$ 835
NET INCOME FOR THE YEAR					R$ 1,764	[1]		3,195	[2]	R$ 1,764	[2]
Profit reserve exceed share capital								R$ 537

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8